Stockholders' Equity and Stock-based Compensation (Tables)	12 Months Ended
Jun. 30, 2026
Stockholders' Equity and Stock-based Compensation [Abstract]
Schedule of Compensation Expense Allocated	For the year ended June 30, 2026, the Company recorded stock-based compensation expense allocated as follows (in thousands):

	For the Year Ended June 30, 2026	For the Period From June 13, 2025 (Inception) Through June 30, 2025
Selling, general and administrative and research and development expenses	$893	$—

Total	$893	$—

Summary of Restricted Stock Units ("RSUs") Activity
A summary of the restricted stock units (“RSUs”) activity during the year ended June 30, 2026 is presented below:

	Number of RSUs	Weighted Average Grant Date Price
RSUs June 30, 2025	—	—
Granted	1,169,558	$6.71
Vested	—	—
Forfeited	—	—

RSUs undelivered June 30, 2026	1,169,558	$6.71

Summary of the Warrant Activity
A summary of the warrant activity during the year ended June 30, 2026 is presented below:

Number of Warrants
Outstanding as of June 30, 2025	—
Issued	30,203,375
Exercised	(1,544,761)

Outstanding as of June 30, 2026	28,658,614

Schedule of Warrants Outstanding
The following table presents information related to warrants as of June 30, 2026:

Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life in Years
$9.38	9,131,600	4.4
$12.50	9,131,600	4.4
$18.75	9,131,600	4.4
$6.25	1,237,334	4.0
Various (> $47.00)	26,480	Various

	28,658,614